PROPERTY AND EQUIPMENT (Schedule of Property and equipment) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Office equipment			$ 332,932	$ 251,415
Accumulated depreciation			(140,867)	(96,869)
Property and equipment, net	$ 211,240		192,065	154,546
Depreciation expense	$ 33,749	$ 20,036	$ 43,999	$ 22,908